Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stock repurchase programs, authorized amount	$ 100,000,000
Remaining authorized repurchase amount under November 2009 share repurchase program	33,204,000
Common shares repurchased	12,937	5,282	20,879
Repurchase of common stock	26,830,000	9,971,000	29,994,000
Components of accumulated other comprehensive loss, net of related taxes
Cumulative foreign currency translation adjustment	(109,457,000)	(93,669,000)	(81,280,000)
Unrealized gain (loss) on investments	2,232,000	(311,000)	445,000
Unrealized loss on cash flow hedges	(113,000)
Unrecognized pension cost	(64,206,000)	(62,085,000)	(43,072,000)
Accumulated other comprehensive loss	(171,544,000)	(156,065,000)	(123,907,000)
Net assets of Sugar segment denominated in Argentine pesos	193,380,000	215,921,000
Net assets of Sugar segment denominated in U.S. dollars	5,843,000	4,608,000
Income tax rate for foreign currency translation gains and losses (as a percent)	35.00%	35.00%	35.00%
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)	39.00%	39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries	21,129,000	20,362,000
Common stock dividend declared and paid (in dollars per share)	$ 12.00		$ 9.00
Common stock dividend historical amount on a quarterly basis (in dollars per share)	$ 0.75
Common stock dividend historical amount on annual (in dollars per share)	$ 3.00
Prepayment of dividend for 2013	$ 3.00
Prepayment of dividend for 2014	$ 3.00
Prepayment of dividend for 2015	$ 3.00
Prepayment of dividend for 2016	$ 3.00
Prepayment of dividend for 2011	$ 3.00
Prepayment of dividend for 2012	$ 3.00
Pension settlement loss	(1,796,000)
Pension curtailment loss	(1,134,000)
Pension settlement and curtailment loss	$ (2,930,000)